Stock-based compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based Payment Award, Stock Options Granted, Valuation Assumptions

The following table shows the significant assumptions used in determining the fair value of options granted in the three months ended March 31, 2017. No options were granted in the three months ended March 31, 2018.

Three months ended March 31, 2017
Dividend yield	0.97%
Expected life (in months)	84
Risk-free rate of interest	2.25%
Volatility	24.28%

The following table shows the significant assumptions used in connection with the determination of the fair value of options granted in 2015, 2016 and 2017:

	2015	2016	2017
Dividend yield	—	—	0.97%
Expected life (in months)	84	84	84
Risk-free rate of interest for expected life	1.99%	1.42% - 1.56%	2.25%
Volatility	34.97%	25.60% - 27.22%	24.28%

Summary of Stock Option Activity

A summary of stock option activity during the three months ended March 31, 2018 is set out below:

	Three months ended March 31, 2018
	Shares arising out of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding as of January 1, 2018	5,134,645	$19.52	5.6	$—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—
Exercised	(161,837)	15.76	—	2,626
Outstanding as of March 31, 2018	4,972,808	$19.64	5.4	$61,401
Vested as of March 31, 2018 and expected to vest thereafter (Note a)	4,843,888	$19.49	5.4	$60,526
Vested and exercisable as of March 31, 2018	3,592,809	$17.63	4.4	$51,599
Weighted average grant date fair value of grants during the period	$—

  (a) Options expected to vest reflect an estimated forfeiture rate.

A summary of stock option activity during the years ended December 31, 2015, 2016 and 2017 is set out below:

	Year ended December 31, 2015
	Shares arising out of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding as of January 1, 2015	7,371,727	$15.44	5.9	$—
Granted	170,000	22.77	—	—
Forfeited	(125,000)	19.35	—	—
Expired	(1,277)	14.32	—	—
Exercised	(1,428,605)	9.49	—	22,122
Outstanding as of December 31, 2015	5,986,845	$16.99	5.8	$48,661
Vested as of December 31, 2015 and expected to vest thereafter (Note a)	5,754,969	$16.76	5.8	$47,325
Vested and exercisable as of December 31, 2015	2,183,846	$12.67	2.7	$26,892
Weighted average grant-date fair value of options granted during the period	$9.15

18. Stock-based compensation (Continued)

	Year ended December 31, 2016
	Shares arising out of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding as of January 1, 2016	5,986,845	$16.99	5.8	$—
Granted	860,000	26.80	—	—
Forfeited	(145,000)	17.77	—	—
Expired	—	—	—	—
Exercised	(994,155)	14.98	—	9,301
Outstanding as of December 31, 2016	5,707,690	$18.65	5.8	$34,641
Vested as of December 31, 2016 and expected to vest thereafter (Note a)	5,457,701	$18.42	5.8	$34,150
Vested and exercisable as of December 31, 2016	2,746,191	$15.62	4.0	$23,960
Weighted average grant-date fair value of options granted during the period	$8.50

	Year ended December 31, 2017
	Shares arising out of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding as of January 1, 2017	5,707,690	$18.65	5.8	$—
Granted	250,000	24.74	—	—
Forfeited	(80,000)	20.63	—	—
Expired	—	—	—	—
Exercised	(743,045)	14.50	—	12,636
Outstanding as of December 31, 2017	5,134,645	$19.52	5.6	$62,743
Vested as of December 31, 2017 and expected to vest thereafter (Note a)	4,988,875	$19.36	5.6	$61,779
Vested and exercisable as of December 31, 2017	2,203,146	$16.17	4.1	$34,303
Weighted average grant-date fair value of options granted during the period	$6.62

(a)	Options expected to vest reflect an estimated forfeiture rate.

Summary of Restricted Share Units Granted

A summary of RSUs granted during the three months ended March 31, 2018 is set out below:

	Three months ended March 31, 2018
	Number of Restricted Share Units	Weighted Average Grant Date Fair Value
Outstanding as of January 1, 2018	1,605,251	$26.17
Granted	—	—
Vested (Note a)	(58,875)	23.99
Forfeited	(4,500)	24.59
Outstanding as of March 31, 2018	1,541,876	$26.26
Expected to vest (Note b)	1,337,172

(a)

6,000 RSUs that vested during the period were net settled upon vesting by issuing 3,576 shares (net of minimum statutory tax withholding). 52,875 RSUs vested in the year ended December 31, 2017, shares in respect of which will be issuable on December 31, 2018 after withholding shares to the extent of minimum statutory withholding taxes.

(b)	The number of RSUs expected to vest reflects an estimated forfeiture rate.

A summary of RSUs granted during the years ended December 31, 2015, 2016 and 2017 is set out below:

	Year ended December 31, 2015
	Number of Restricted Share Units	Weighted Average Grant Date Fair Value
Outstanding as of January 1, 2015	488,418	$15.36
Granted	53,546	20.88
Vested (Note b)	(351,338)	15.29
Forfeited	(33,236)	14.00
Outstanding as of December 31, 2015	157,390	$17.67
Expected to vest (Note a)	147,226

	Year ended December 31, 2016
	Number of Restricted Share Units	Weighted Average Grant Date Fair Value
Outstanding as of January 1, 2016	157,390	$17.67
Granted	95,553	25.49
Vested (Note c)	(133,903)	20.66
Forfeited	(1,135)	14.18
Outstanding as of December 31, 2016	117,905	$20.65
Expected to vest (Note a)	107,366
	Year ended December 31, 2017
	Number of Restricted Share Units	Weighted Average Grant Date Fair Value
Outstanding as of January 1, 2017	117,905	$20.65
Granted	1,533,836	26.36
Vested (Note d)	(45,248)	18.31
Forfeited	(1,242)	25.53
Outstanding as of December 31, 2017	1,605,251	$26.17
Expected to vest (Note a)	1,371,567

(a)	RSUs expected to vest reflect an estimated forfeiture rate.
(b)

Vested RSUs were net settled by issuing 199,949 shares (net of minimum statutory tax withholding). 53,546 RSUs vested in the year ended December 31, 2015, 53,023 shares in respect of which were issued in 2017 after withholding shares to the extent of minimum statutory withholding taxes.

(c)

Vested RSUs were net settled by issuing 29,719 shares (net of minimum statutory tax withholding). 86,517 RSUs vested in the year ended December 31, 2016. 17,802 common shares underlying 34,035 of such RSUs were issued in 2017 after withholding shares to the extent of minimum statutory withholding taxes. Shares underlying the remaining 52,482 of such RSUs will be issued in 2018 after withholding shares to the extent of minimum statutory withholding taxes.

(d)	Vested RSUs were net settled by issuing 32,395 shares (net of minimum statutory tax withholding).

Summary of Performance Units Activity

A summary of PU activity during the three months ended March 31, 2018 is set out below:

	Three months ended March 31, 2018
	Number of Performance Units	Weighted Average Grant Date Fair Value	Maximum Shares Eligible to Receive
Outstanding as of January 1, 2018	2,900,940	$24.40	2,900,940
Granted	—	—	—
Vested (Note a)	(1,087,751)	22.73	(1,087,751)
Forfeited	(78,304)	24.92	(78,304)
Adjustment upon final determination of level of performance goal achievement (Note b)	(4,597)	25.22
Adjustment upon final determination of level of performance goal achievement (Note b)			(4,597)
Outstanding as of March 31, 2018	1,730,288	$25.43	1,730,288
Expected to vest (Note c)	1,524,101

(a)	PUs that vested during the period were net settled upon vesting by issuing 691,958 shares (net of minimum statutory tax withholding).
(b)	Represents an adjustment made in March 2018 to the number of shares subject to the PUs granted in 2017 upon certification of the level of achievement of the performance targets underlying such awards.
(c)	The number of PUs expected to vest has been adjusted by an estimated forfeiture rate.

A summary of PU activity during the years ended December 31, 2015, 2016 and 2017 is set out below:

	Year ended December 31, 2015
	Number of Performance Units	Weighted Average Grant Date Fair Value	Maximum Shares Eligible to Receive
Outstanding as of January 1, 2015	1,292,750	$16.78	2,648,626
Granted	1,375,650	22.72	2,965,475
Vested (Note b)	(855)	16.78	(855)
Forfeited	(136,216)	17.82	(156,194)
Adjustment due to achievement of lower-than-target performance (Note c)	(32,007)	20.45
Adjustment due to achievement of lower-than-maximum performance (Note d)			(2,957,730)
Outstanding as of December 31, 2015	2,499,322	$19.95	2,499,322
Expected to vest (Note a)	2,184,906

18. Stock-based compensation (Continued)

	Year ended December 31, 2016
	Number of Performance Units	Weighted Average Grant Date Fair Value	Maximum Shares Eligible to Receive
Outstanding as of January 1, 2016	2,499,322	$19.95	2,499,322
Granted	1,518,374	27.93	3,343,335
Vested	—	—	—
Forfeited	(252,842)	21.88	(325,817)
Adjustment upon final determination of level of performance goal achievement (Note e)	7,274	22.72
Adjustment upon final determination of level of performance goal achievement (Note e)			7,274
Outstanding as of December 31, 2016	3,772,128	$23.04	5,524,114
Expected to vest (Note a)	2,226,489
	Year ended December 31, 2017
	Number of Performance Units	Weighted Average Grant Date Fair Value	Maximum Shares Eligible to Receive
Outstanding as of January 1, 2017	3,772,128	$23.04	5,524,114
Granted	1,811,292	25.22	3,622,584
Vested (Note f)	(1,136,047)	16.78	(1,136,047)
Forfeited (Note g)	(1,583,913)	27.57	(1,627,313)
Adjustment upon final determination of level of performance goal achievement (Note h)	37,480	25.22
Adjustment upon final determination of level of performance goal achievement (Note i)			(3,482,398)
Outstanding as of December 31, 2017	2,900,940	$24.40	2,900,940
Expected to vest (Note a)	2,657,685

(a)	PUs expected to vest are based on the probable achievement of the performance targets after considering an estimated forfeiture rate.
(b)	Vested PUs were net settled upon vesting by issuing 590 shares (net of minimum statutory tax withholding).

18. Stock-based compensation (Continued)

(c)

Represents a 5.2% to 6.7% reduction, depending on the targets under the PU award granted, in the number of target shares as a result of achievement of lower-than-target performance for the PUs granted in 2015, partially offset by a 0.8% to 6.6% increase in the number of target shares as a result of achievement of higher-than-target performance for the PUs granted in 2014.

(d)

Represents the difference between the maximum number of shares achievable and the number of shares expected to vest under the PU awards granted in 2015. Also includes the difference between the maximum number of shares achievable and the number of shares eligible to vest under the PU awards granted in 2014 based on the certified level of achievement of the performance goals.

(e)	Represents an adjustment made in March 2016 to the number of shares underlying the PUs granted in 2015 upon certification of the level of achievement of the performance targets for such awards.
(f)	Vested PUs were net settled upon vesting by issuing 731,701 shares (net of minimum statutory tax withholding).
(g)

Includes 1,443,624 target shares underlying PUs granted in 2016 which were forfeited for failure to achieve all of the threshold performance targets under such awards as certified by the compensation committee based on the Company’s audited financial statements for the year ended December 31, 2016.

(h)

Represents a 2.7% increase in the number of target shares as a result of achievement of higher-than-target performance for certain PUs granted in 2017, partially offset by a 12.5% reduction as a result of achievement of lower-than-target performance for certain PUs granted in 2017.

(i)

Represents the difference between the maximum number of shares achievable and the number of shares expected to vest under the PU awards granted in 2017 based on the level of achievement of the performance goals. Also includes the difference between the maximum number of shares achievable and the number of shares eligible to vest under the PU awards granted in 2016, which were forfeited for failure to achieve all of the threshold performance targets under such awards as certified by the compensation committee based on the Company’s audited financial statements for the year ended December 31, 2016.